Organization and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Jul. 02, 2017 USD ($) Subsidiary Joint_Venture Segment Associates shares	Jul. 03, 2016 USD ($) shares	Jun. 28, 2015 USD ($) Contract shares	Jun. 29, 2014 USD ($)	Apr. 05, 2013
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reporting segments related to STRATTEC Security Corporation | Segment	1
Fiscal year duration	364 days	371 days	364 days
Fair value, assets, level 1 to level 2 transfers, amount	$ 0	$ 0
Gross balance of the repair and maintenance supply parts inventory	$ 3,700,000	3,200,000
Remaining useful life of intangible assets	4 months 24 days
Intangible amortization expense	$ 99,000	99,000	$ 99,000
Estimated intangible amortization expense for the next twelve months	41,000
Estimated intangible amortization expense thereafter	0
Property, plant and equipment impairment	$ 0	0	0
Number of full time associates | Associates	3,892
Number of associates represented by labor union | Associates	275
Percentage of associate represent by labor union	7.10%
Research and development expenditures	$ 4,600,000	430,000	280,000
Per individual per calendar year health coverage stop loss limit	$ 150,000	$ 150,000	$ 150,000	$ 150,000
Options, granted | shares	0	0	10,000
Employee Stock Option
Organization And Summary Of Significant Accounting Policies [Line Items]
Options expires after date of grant	10 years
Omnibus Stock Incentive Plan
Organization And Summary Of Significant Accounting Policies [Line Items]
Share based compensation arrangement by share based payment award number of shares authorized | shares	1,850,000
Shares of common stock available for grant | shares	204,939
Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Customer model life production for which production equipment spare parts need to be maintained	12 years
Minimum | Employee Stock Option
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	1 year
Minimum | Restricted stock | Prior to August 2015
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	3 years
Minimum | Restricted stock | August 2015 and Thereafter
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	1 year
Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Customer model life production for which production equipment spare parts need to be maintained	15 years
Maximum | Employee Stock Option
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	4 years
Maximum | Restricted stock | Prior to August 2015
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	5 years
Maximum | Restricted stock | August 2015 and Thereafter
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	5 years
Mexican Peso Forward Contracts
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of Mexican Peso Option Contract | Contract			0
Forward contract settlement dates, beginning	Oct. 16, 2015
Forward contract settlement dates, ending	Jun. 15, 2018
Reclassification from Cost of Goods Sold and Engineering, Selling and Administrative Expenses to Other Income, Net
Organization And Summary Of Significant Accounting Policies [Line Items]
Estimate result of future adoption of accounting guidance	$ 1,100,000	$ 1,300,000
SAL, LLC
Organization And Summary Of Significant Accounting Policies [Line Items]
STRATTEC's percentage ownership in joint venture	51.00%				51.00%
VAST LLC | CHINA
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of wholly owned subsidiaries | Subsidiary	3
VAST LLC | BRAZIL
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of wholly owned subsidiaries | Subsidiary	1
VAST LLC | INDIA
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of joint venture entities | Joint_Venture	1